UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 10-D/A

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                  February 2, 2007 to March 1, 2007


       Commission File Number of issuing entity: 333-124032-10


          	HSI Asset Loan Obligation Trust 2007-AR1
      (Exact name of issuing entity as specified in its charter)


           Commission File Number of depositor: 333-124032


                  HSI Asset Securitization Corporation
           (Exact name of depositor as specified in its charter)


                    HSBC Bank USA, National Association
            (Exact name of sponsor as specified in its charter)


                                New York
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                               20-2592898
                  (I.R.S. Employer Identification No.)


            452 Fifth Avenue, New York, New York                     10018
(Address of principal executive offices of the issuing entity)     (Zip Code)

                            (212) 525 - 8119
                 (Telephone number, including area code)

                            Not Applicable
        (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class I-A-1     N/A             [ ]             [X]            ___________

Class II-A-1    N/A             [ ]             [X]            ___________

Class II-A-2    N/A             [ ]             [X]            ___________

Class III-A-1   N/A             [ ]             [X]            ___________

Class III-A-2   N/A             [ ]             [X]            ___________

Class IV-A-1    N/A             [ ]             [X]            ___________

Class IV-A-2    N/A             [ ]             [X]            ___________

Class B-1       N/A             [ ]             [X]            ___________

Class B-2       N/A             [ ]             [X]            ___________

Class B-3       N/A             [ ]             [X]            ___________

Class P         N/A             [ ]             [X]            ___________

Class R-I       N/A             [ ]             [X]            ___________

Class R-II      N/A             [ ]             [X]            ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

See Exhibit monthly distribution statement for the period covered herein.

The distribution report for March 26, 2007 was revised due to delinquency reporting methodology changed from OTS to MBA.

PART II - OTHER INFORMATION



Item 2. Legal Proceedings.
        None.

Item 3. Sales of Securities and Use of Proceeds.
        None.

Item 4. Defaults Upon Senior Securities.
        None.

Item 5. Submission of Matters to a Vote of Security Holders.
        None.

Item 6. Significant Obligors of Pool Assets.
        None.

Item 7. Significant Enhancement Provider Information.
        None.

Item 8. Other Information.
        None.

Item 9. Exhibits.


(a) Monthly Distribution Date Statement for the period covered herein.


SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



                                                  CitiMortgage, Inc.
                                            _____________________________
                                                  (Master Servicer)

       September 13, 2007
Date:  ______________                        /s/    Tommy Harris
                                            _____________________________
                                                    Tommy Harris,
                                               Senior Vice President